Vessels, Net, Acquisitions and Sales (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Feb. 28, 2023	Feb. 10, 2023
Vessels, Net [Abstract]
Gain on sale of vessel, net	$ 8,094	$ 0
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessels, Net [Abstract]
Additions	419
Goodship [Member]
Vessels, Net [Abstract]
Sales price				$ 17,500
Gain on sale of vessel, net	$ 4,887
Tradership [Member]
Vessels, Net [Abstract]
Sales price			$ 18,750
Gain on sale of vessel, net		$ 3,207